Property and Equipment, Net	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

(3)	Property and Equipment, Net

Property and equipment are comprised of the following at June 30, 2013 and December 31, 2012

	June 30,	December 31,
	2013	2012
Machinery and equipment	$325,871	$325,419
Funiture and fixtures	114,762	113,074

	440,633	438,493
Less accumulated depreciation	(332,978)	(304,824)

Property and equipment, net	$107,655	$133,669

Depreciation expense for the three and six months ended June 30, 2013 was $13,504 and $28,153 respectively.